Equity - Allocation of net income and dividends (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity
Net income (loss) under statutory book for the year	R$ 318,339	R$ 1,807,433
Accrual of Legal reserve - 5%	(15,917)	(90,372)
Accrual of reserve for tax incentives	(288,557)	(196,604)
Dividend distribution base	13,865	1,520,457
Minimum mandatory dividends - 25%	3,466	380,115
Dividends paid in advance as interest on own capital		(199,835)
Minimum mandatory dividends payable		R$ 180,280
Total dividends submitted to approval	R$ 600,000